Fair Value Measurements (Details) - Pfizer Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 22,510,611	$ 20,301,844
Pfizer Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	938,916	1,058,778
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,660,013	16,252,996
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	566,228	838,470
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	487,501	408,798
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,761,828	1,686,294
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	38,734	24,669
Other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	57,391	31,839
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	3,811,864	4,024,179
Level 1 | Pfizer Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	938,916	1,058,778
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	566,228	838,470
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	487,501	408,798
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,761,828	1,686,294
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1 | Other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	57,391	31,839
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,698,747	16,277,664
Level 2 | Pfizer Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,660,013	16,252,996
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	38,734	24,669
Level 2 | Other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0	$ 0